Stock Based Compensation (Details Narrative) (10K) - USD ($)		12 Months Ended
	Jul. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2014
Number of common stock are issuable					258,395
Common stock par value		$ 0.001	$ 0.001	$ 0.001
Stock-based compensation expense			$ 6,383,772
Charles Allen [Member]
Aggregate shares options to purchase	207,500
Common stock par value	$ 0.001
Common stock, exercise price per share	$ 6.00
Unrecognized compensation cost	$ 3,629,804
Michal Handerhan [Member]
Aggregate shares options to purchase	207,500
Common stock par value	$ 0.001
Common stock, exercise price per share	$ 6.00
Unrecognized compensation cost	$ 3,629,804